Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Joint Ventures Explanatory [Abstract]
Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture [text block]

	Equity-accounted investees			Share in profit (loss) of joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Coromandel SQM India (*)	-	-	1,568	-	-	(98)
SQM Vitas Fzco.	8,682	9,720	9,111	6,304	2,010	1,797
SQM Qingdao Star Corp Nutrition Co. Ltd. (*)	-	-	3,464	-	83	296
SQM Vitas B.V.	-	-	1,304	-	-	(15)
Pavoni & C. Spa	7,030	7,222	6,864	174	9	36
Covalent Lithium Pty Ltd. (**)	-	-	40	-	-	-
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	-	9,028	1,992	-	(280)	(632)
Total	15,712	25,970	24,343	6,478	1,822	1,384

	Share on other comprehensive income joint ventures accounted for using the equity method			Share on total comprehensive income of joint ventures accounted for using the equity method
Joint Venture	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Coromandel SQM India (*)	-	-	(38)	-	-	(136)
SQM Vitas Fzco.	429	(1,469)	437	6,733	541	2,234
SQM Qingdao Star Corp Nutrition Co. Ltd. (*)	-	-	-	-	83	296
SQM Vitas B.V.	-	-	(27)	-	-	(42)
Pavoni & C. Spa	(317)	349	(255)	(143)	358	(219)
Covalent Lithium Pty Ltd. (**)	37	16	(13)	37	16	(13)
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	-	-	-	-	(280)	(632)
Total	149	(1,104)	104	6,627	718	1,488

(*) These investments were disposed of in 2020

(**) See more details in Note 8.4 (a).

The amounts described in the following box represent numbers used in the consolidation of the company:

	Equity-accounted investees			Share in profit (loss) of joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	-	3,511	5,347	4,582	1,018	564
SQM Vitas Perú S.A.C. (1)	4,681	1,659	1,955	1,645	660	211
Arpa Speciali S.R.L.	-	-	92	-	-	31
Total	4,681	5,170	7,394	6,227	1,678	806

	Share on other comprehensive income of joint ventures accounted for using the equity method			Share on total comprehensive income of joint ventures accounted for using the equity method
Joint Venture	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	(429)	(1,469)	(225)	4,153	(451)	339
SQM Vitas Perú S.A.C. (1)	-	-	661	1,645	660	872
Arpa Speciali S.R.L.	-	-	(1)	-	-	30
Total	(429)	(1,469)	435	5,798	209	1,241

The companies are subsidiaries of:

SQM Vitas Fzco.

Disclosure of detailed information about investments in joint ventures [Text Block]
					Dividends received for the year ending
Joint venture	Description of the nature of the relationship	Domicile	Country of incorporation	Share of interest in ownership (*)	December 31, 2021	December 31, 2020	December 31, 2019
					ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	Production and distribution of soluble fertilizers.	Huangjing Road, Dawan Town, Qingbaijiang Dristrict, Chengdu Municipality, Sichuan Province	China	50%	-	-	-
Coromandel SQM India	Production and distribution of potassium nitrate.	1-2-10, Sardar Patel Road, Secunderabad – 500003 Andhra Pradesh	India	50%	-	-	-
SQM Vitas Fzco.	Production and commercialization of specialty plant, animal nutrition and industrial hygiene.	Jebel ALI Free Zone P.O. Box 18222, Dubai	United Arab Emirates	50%	-	-	10,598
SQM Qingdao Star Corp Nutrition Co. Ltd.	Production and distribution of nutrient plant solutions with specialties NPK soluble.	Longquan Town, Jimo City, Qingdao Municipality, Shangdong Province	China	50%	-	2,223	-
Pavoni & C. Spa	Production of specialty fertilizers and others for distribution in Italy and other countries.	Corso Italia 172, 95129 Catania (CT), Sicilia	Italy	50%	-	-	-
Covalent Lithium Pty Ltd.	Development and operation of the Mt. Holland Lithium project, which will include the construction of a lithium extraction and refining mine.	L18, 109 St Georges Tce Perth WA 6000 |PO Box Z5200 St Georges Tce Perth WA 6831	Australia	50%	-	-	-
Total					-	2,223	10,598

The companies described in the following table are related to the following joint ventures:

(1)	SQM Vitas Fzco.
(2)	Pavoni & C. Spa.

					Dividends received for the year ending
Joint venture	Description of the nature of the relationship	Domicile	Country of incorporation	Share of interest in ownership (*)	December 31, 2021	December 31, 2020	December 31, 2019
					ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene.	Via Cndeias, Km. 01 Sem Numero, Lote 4, Bairro Cia Norte, Candeias, Bahia.	Brazil	49.99%	-	-	-
SQM Vitas Perú S.A.C. (1)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene	Av. Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima	Peru	50%	-	-	-
Arpa Speciali S.R.L. (2)	Production of specialty fertilizers and others for distribution in Italy and other countries.	Mantova (MN) Via Cremona 27 Int. 25	Italy	50.48%	-	-	-
Total					-	-	-

(*) The percentages presented correspond to the ownership used in the consolidation of the company.

Disclosure of assets,liabilities,revenue and expenses from joint venure explanatory [Text Block]

	As of December 31, 2021				For the year ended December 31, 2021
	Assets		Liabilities				Other
Joint Venture	Current	Non-current	Current	Non-current	Revenue	Net gain (loss)	comprehensive income	Comprehensive income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	9,606	20,206	215	-	-	12,608	-	12,608
SQM Vitas Brasil Agroindustria	73,500	4,846	68,794	-	103,335	9,165	(858)	8,307
SQM Vitas Perú S.A.C.	28,610	7,347	24,473	828	48,128	3,289	-	3,289
Pavoni & C. Spa	12,885	6,714	11,226	725	19,599	347	(634)	(287)
Covalent Lithium Pty Ltd.	3,904	2,636	7,498	1,489	-	(864)	74	(790)
Total	128,505	41,749	112,206	3,042	171,062	24,545	(1,418)	23,127

	As of December 31, 2020				For the year ended December 31, 2020
	Assets		Liabilities				Other
Joint Venture	Current	Non-current	Current	Non-current	Revenue	Net gain (loss)	comprehensive income	Comprehensive income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	29,507	4,412	14,156	-	9	(562)	-	(562)
SQM Vitas Fzco.	(496)	20,431	496	-	-	4,019	-	4,019
SQM Vitas Brasil Agroindustria	40,064	5,527	33,410	-	78,960	2,036	(2,938)	(902)
SQM Vitas Perú S.A.C.	34,548	7,928	33,145	1,080	37,591	1,319	-	1,319
Pavoni & C. Spa	10,645	7,493	9,270	836	15,958	16	698	714
Covalent Lithium Pty Ltd.	1,418	2,131	2,823	910	-	(232)	33	(199)
Total	115,686	47,922	93,300	2,826	132,518	6,596	(2,207)	4,389

F-62
Notes to the Consolidated Financial Statements December 31, 2021

	As of December 31, 2019				For the year ended December 31, 2019
	Assets		Liabilities				Other
Joint Venture	Current	Non-current	Current	Non-current	Revenue	Net gain (loss)	comprehensive income	Comprehensive income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	28,668	5,129	13,472	-	7	(1,262)	-	(1,262)
Coromandel SQM India	4,504	633	1,704	-	8,197	(197)	(77)	(274)
SQM Vitas Fzco.	9,695	1	1,136	-	36	3,595	(876)	2,719
SQM Qingdao Star Corp Nutrition Co. Ltd.	7,534	26	632	-	12,003	592	-	592
SQM Vitas B.V.	2,609	-	2	-	-	(30)	(53)	(83)
SQM Vitas Brasil Agroindustria	46,118	7,299	40,334	-	87,901	1,128	(451)	677
SQM Vitas Perú S.A.C.	29,452	8,378	24,855	6,044	28,590	421	1,322	1,743
Pavoni & C. Spa	9,444	7,074	8,466	735	14,296	71	(510)	(439)
Covalent Lithium Pty Ltd.	1,616	958	2,111	383	-	-	(25)	(25)
Total	139,640	29,498	92,712	7,162	151,030	4,318	(670)	3,648

Disclosure of detailed information about other joint venture information explanatory [Text Block]
8.3	Other Joint Venture disclosures

	Cash and cash equivalents		Other current financial liabilities		Other non-current financial liabilities
Joint Venture	As of December 31, 2021	As of December 31, 2020	As of December 31, 2021	As of December 31, 2020	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	-	30	-	-	-	-
SQM Vitas Fzco.	4,115	4,251	-	-	-	-
SQM Vitas Brasil Agroindustria	4,132	4,065	10,416	6,820	-	-
SQM Vitas Perú S.A.C.	380	1,043	238	227	289	691
Pavoni & C. Spa	787	767	7,561	5,573	-	-
Covalent Lithium Pty Ltd.	3,858	653	980	953	-	-
Total	13,272	10,809	19,195	13,573	289	691

	Depreciation and amortization expense		Interest expense		Income tax benefit (expense)
Joint Venture	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	-	(394)	-	-	-	244
SQM Vitas Fzco.	-	(1)	(1)	(2)	-	-
SQM Vitas Brasil Agroindustria	(278)	(355)	(367)	(656)	(1,985)	(34)
SQM Vitas Perú S.A.C.	(354)	(257)	(311)	(326)	(1,692)	(197)
Pavoni & C. Spa	(245)	(263)	(459)	(410)	(173)	(120)
Covalent Lithium Pty Ltd.	(167)	(213)	(55)	(18)	343	714
Total	(1,044)	(1,483)	(1,193)	(1,412)	(3,507)	607